Statement of Changes in Net Assets Available for Benefits - EBP 100	12 Months Ended
Dec. 31, 2025 USD ($)
ADDITIONS TO NET ASSETS:
Net appreciation in fair value of investments	$ 12,737,680
Participant contributions	3,890,677
Interest and dividends (Note 4)	1,989,113
Employer contributions	2,530,088
Rollover contributions	206,072
Interest on notes receivable from participants	42,011
Total increase from net assets	21,395,641
DEDUCTIONS FROM NET ASSETS:
Distributions to participants	(19,669,706)
Total deductions from net assets	(19,669,706)
NET INCREASE	1,725,935
Net assets available for benefits:
Beginning of year	122,715,084
End of year	$ 124,441,019